Average Annual Total Returns - AIG Select Dividend Growth Fund	Class A Past One Year		Class A Past Five Years		Class A Past Ten Years	Class A Since Inception		Class A Inception Date	Class A Return After Taxes on Distributions Past One Year	Class A Return After Taxes on Distributions Past Five Years	Class A Return After Taxes on Distributions Past Ten Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions Inception Date	Class A Return After Taxes on Distributions and Sale of Fund Shares Past One Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past Five Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Class C Since Inception	Class C Inception Date	Class W Past One Year	Class W Past Five Years	Class W Past Ten Years	Class W Since Inception	Class W Inception Date	Russell 1000® Index Past One Year	Russell 1000® Index Past Five Years	Russell 1000® Index Past Ten Years	Russell 1000® Index Since Inception
Total	1.71%	[1]	7.35%	[1]	[1]	5.79%	[1]	[1]	6.94%	10.29%		7.99%	May 02, 2014	8.89%	11.24%		8.92%	May 02, 2014	2.41%	9.76%		7.82%	May 02, 2014	1.79%	8.05%		6.07%		20.96%	15.60%		13.30%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.